Supplemental Expense Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 47,519	¥ 45,559	¥ 49,474
Advertising expenses	7,221	7,912	7,583
Shipping and handling cost included in selling, general and administrative expenses	¥ 19,636	¥ 17,203	¥ 16,883